Taxes Payable - Schedule of Taxes Payable (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Taxes Payable [Abstract]
Corporate income tax	$ 3,515,850	$ 3,613,389
Value-added tax (“VAT”)	462,353	912,056
Related surcharges on VAT payable	1,823	1,839
IIT	1,102	948
Other tax	1,512	3,482
Taxes payable	$ 3,982,640	$ 4,531,714